INTANGIBLE ASSETS, NET	12 Months Ended
Dec. 31, 2021
INTANGIBLE ASSETS, NET [Abstract]
INTANGIBLE ASSETS, NET
11.	INTANGIBLE ASSETS, NET

	As of December 31,
	2020 $	2021 $
Licensing fee	36,914	36,654
IP right	41,602	45,918
Trademarks	10,679	10,679
Technology	15,200	15,200
Software, including internal use software under development	6,512	30,202
Others	5,568	5,269
Total intangible assets, gross	116,475	143,922

Accumulated amortization:
Licensing fee	(32,968)	(33,704)
IP right	(32,460)	(39,357)
Trademarks	(3,738)	(4,806)
Technology	(2,322)	(4,856)
Software	(3,982)	(7,060)
Others	(1,232)	(1,622)
Total accumulated amortization	(76,702)	(91,405)
Total intangible assets, net	39,773	52,517

The estimated aggregate amortization expenses of intangible assets, excluding internal use software under development, for each of the five succeeding fiscal years and thereafter are as follows:

$
2022	14,356
2023	10,409
2024	7,149
2025	5,072
2026	1,858
Thereafter	1,162
40,006

Amortization expense related to intangible assets was $4,849, $11,694, and $18,350 for the years ended December 31, 2019, 2020 and 2021, respectively.

During the years ended December 31, 2019, 2020 and 2021, the Company determined that the carrying amount related to an intellectual property right (“IP right”) was not recoverable due to changes in market environment and therefore, impairment loss of nil, $5,160 and nil, respectively had been recognized in the consolidated statements of operations as “General and administrative expenses”.